Interest and Finance Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Borrowing costs [abstract]
Interest (recovery) expense	$ (1,179)	$ 2,115
Finance fees	2,391	3,073
Accretion expense (Note 16)	5,973	4,363
Interest and finance expense	$ 7,185	$ 9,551